CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 3,502	$ 3,798	$ 12,740
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,258	3,959	4,767
Impairment of tangible and intangible assets	0	917	1,122
Gain from a bargain purchase	0	0	(288)
Accrued interest and exchange rate changes of debenture and long-term loans	29	(888)	17
Accrued severance pay, net	20	17	56
Gain from sale of property and equipment, net	(232)	(143)	(95)
Stock-based compensation	320	309	375
Decrease in restricted cash	0	62	19
Increase in trade receivables, net	(3,489)	(236)	(1,141)
Increase in other accounts receivable and prepaid expenses	(942)	(469)	(21)
Decrease (increase) in inventories	(1,063)	658	(462)
Decrease (increase) Deferred income taxes	1,774	1,080	(9,120)
Decrease (increase) in long-term accounts receivable	99	(91)	126
Increase (decrease) in trade payables	3,346	1,277	(654)
Increase (decrease) in other accounts payable and accrued expenses	2,455	(1,448)	(1,845)
Net cash provided by operating activities	9,077	8,802	5,596
Cash flows from investing activities:
Purchase of property and equipment	(4,129)	(3,616)	(4,458)
Purchase of other intangible assets	(115)	0	0
Proceeds from sale of property and equipment	648	1,266	1,529
Acquisition of subsidiary (a)	(8,531)	0	(688)
Proceeds from sale of investments in previously consolidated subsidiaries (c)	0	0	(41)
Net cash used in investing activities	(12,127)	(2,350)	(3,658)
Cash flows from financing activities:
Receipt of long-term loans from banks	6,263	14,934	12,577
Repayment of long-term loans from banks	(4,976)	(19,503)	(8,986)
Repayment of long-term loans from shareholders	0	0	(301)
Repurchase of shares from non-controlling interests	0	0	(7,740)
Proceeds from issuance of shares and exercise of options, net of issuance costs	98	15	10,074
Distribution as a dividend in kind of previously consolidated subsidiary (b)	(1,870)	0	0
Short-term bank credit, net	716	(915)	(1,640)
Net cash provided (used) in financing activities	231	(5,469)	3,984
Effect of exchange rate on cash and cash equivalents	(462)	(193)	(714)
Increase (decrease) in cash and cash equivalents	(3,281)	790	5,208
Cash and cash equivalents at the beginning of the year	9,347	8,557	3,349
Cash and cash equivalents at the end of the period- continuing operations	6,066	7,252	8,548
Cash and cash equivalents at the end of the period- discontinued operation	0	2,095	9
Cash and cash equivalents at the end of the year	$ 6,066	$ 9,347	$ 8,557